Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 21,757	$ 23,551
Interest-earning deposits with banks	119,493	149,736
Total cash, cash equivalents, and restricted cash	141,250	173,287
Federal funds sold and securities purchased under resale agreements	102,140	80,207
Trading, at fair value	79,733	69,989
Available-for-sale, at fair value	263,459	269,912
Held-to-maturity, at cost (fair value $156,860 and $142,115)	153,933	144,788
Loans (includes $171 and $244 carried at fair value) (1)	962,265	953,110
Allowance for loan losses	(9,551)	(9,775)
Net loans	952,714	943,335
Mortgage servicing rights:
Measured at fair value	11,517	14,649
Amortized	1,430	1,443
Premises and equipment, net	9,309	8,920
Goodwill	26,390	26,418
Derivative assets	14,203	10,770
Equity securities (includes $41,936 and $29,556 carried at fair value) (1)	68,241	55,148
Other assets	78,917	79,850
Total assets	1,927,555	1,895,883
Liabilities
Noninterest-bearing deposits	344,496	349,534
Interest-bearing deposits	978,130	936,636
Total deposits	1,322,626	1,286,170
Short-term borrowings	104,512	105,787
Derivative liabilities	9,079	8,499
Accrued expenses and other liabilities	75,163	69,317
Long-term debt	228,191	229,044
Total liabilities	1,739,571	1,698,817
Wells Fargo stockholders’ equity:
Preferred stock	21,549	23,214
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares	9,136	9,136
Additional paid-in capital	61,049	60,685
Retained earnings	166,697	158,163
Cumulative other comprehensive income (loss)	(1,311)	(6,336)
Treasury stock – 1,347,385,537 shares and 900,557,866 shares	(68,831)	(47,194)
Unearned ESOP shares	(1,143)	(1,502)
Total Wells Fargo stockholders’ equity	187,146	196,166
Noncontrolling interests	838	900
Total equity	187,984	197,066
Total liabilities and equity	1,927,555	1,895,883
Mortgage loans [Member]
Assets
Loans held for sale	23,342	15,126
Loans held for sale [Member]
Assets
Loans held for sale	$ 977	$ 2,041